Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Schedule of income/(loss) before income tax expenses
Income before income tax expenses consists of:

	Year ended December 31,
	2016	2017	2018
	US$	US$	US$
PRC	211,620,233	275,898,007	355,674,888
Non PRC	(45,909,678)	(82,669,476)	(105,275,621)

Total	165,710,555	193,228,531	250,399,267

Schedule of income tax expenses
Income tax expenses for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

	Year ended December 31,
	2016	2017	2018
	US$	US$	US$
Current:
CIT tax expense	70,285,607	103,302,037	141,399,866
Land Appreciation Tax (“LAT”) expense	33,254,340	40,203,748	62,996,403
Deferred tax benefit	(17,292,072)	(30,388,659)	(59,949,022)

Income tax expense	86,247,875	113,117,126	144,447,247

Schedule of Effective Income Tax Rate Reconciliation
The Group’s income tax expense differs from the tax expense computed by applying the PRC statutory CIT rate of 25% for the years ended December 31, 2016, 2017 and 2018, are as follows:

	Year ended December 31,
	2016	2017	2018
	US$	US$	US$
CIT at rate of 25%	41,427,639	48,307,133	62,599,817
Tax effect of non-deductible expenses	7,425,406	3,641,665	5,799,761
Unrecognized tax benefits	(1,949,726)	-	-
LAT expense	33,254,340	40,203,748	62,996,403
CIT benefit of LAT	(8,313,585)	(10,050,937)	(15,749,101)
Changes in valuation allowance	(1,161,335)	3,180,741	(491,075)
International rate differences	17,814,114	10,149,331	18,224,012
Dividend and interest withholding taxes	-	18,877,500	15,403,663
Adjustment of estimated income tax accruals	(1,979,380)	(954,552)	(3,952,396)
Others	(269,598)	(237,503)	(383,837)

Actual income tax expense	86,247,875	113,117,126	144,447,247

Reconciliation of Unrecognized Tax Benefits
The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2016	2017	2018
	US$	US$	US$
Balance at January 1	17,842,283	20,491,988	31,231,376
Additions for tax positions of current year	5,549,004	10,813,497	15,500,052
Movement in current year due to foreign exchange rate fluctuation	(68,926)	2,001	-
Reductions for tax positions of prior years	(880,647)	(76,110)	-
Lapse of statute of limitations	(1,949,726)	-	-
Reduction due to company liquidation	-	-	(792,194)

Balance at December 31	20,491,988	31,231,376	45,939,234

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2017 and 2018 are as follows:

	December 31, 2017	December 31, 2018
	US$	US$
Deferred tax assets:
Tax loss carried forward	41,367,888	42,185,810
Accruals and provisions	46,491,643	48,850,991
Capitalized expenses	11,992,000	26,796,716
Revenue recognition at a point in time less tax paid under deemed profit method	-	130,498,661
Revenue recognition of real estate lease income on a straight-line basis	11,285,190	14,269,520
Deemed interest income	31,231,375	43,266,604
Valuation allowance	(6,706,131)	(5,941,941)
Others	12,843	-

Total deferred tax assets	135,674,808	299,926,361

Deferred tax liabilities:
Revenue recognition over time	(76,968,132)	(77,968,759)
Real estate properties accelerated cost deduction	(1,274,068)	(1,212,993)
Taxable temporary differences arising from asset acquisitions	(107,224,810)	(307,747,731)
Dividend and interest withholding taxes	(32,377,738)	(52,991,279)
Others	(27,508)	(61,732)

Total deferred tax liabilities	(217,872,256)	(439,982,494)